Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 394	$ 278	$ 219
Additions for tax positions of the current year	17	20	21
Additions for tax positions of prior years	21	138	60
Reductions for tax positions of prior years	(2)	(26)	(5)
Settlements during the period	0	(4)	(8)
Lapses of applicable statute of limitation	(3)	(12)	(9)
Balance, December 31	$ 427	$ 394	$ 278